DOCUMENT AND ENTITY INFORMATION DOCUMENT AND ENTITY INFORMATION	May 27, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 27, 2025
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false